Debt - Narrative (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Apr. 30, 2018	Jun. 30, 2017	Jan. 31, 2009
Debt Instrument [Line Items]
Finance lease and other					$ 113,000,000
Other financing liability					48,000,000
Current lease liability, finance					6,000,000	$ 5,000,000
Collection of sold receivables	$ 1,000,000		$ 1,000,000		15,000,000	27,000,000
Interest expense	(10,000,000)	$ (9,000,000)	(18,000,000)	$ (18,000,000)	(35,000,000)	(64,000,000)	$ (65,000,000)
Line of Credit | Revolving Credit Facility
Debt Instrument [Line Items]
Credit limit	450,000,000		450,000,000		450,000,000	450,000,000
Line of credit outstanding	$ 110,000,000		$ 110,000,000		$ 0	$ 0
Line of Credit | Revolving Credit Facility | LIBOR
Debt Instrument [Line Items]
Variable rate percentage			3.50%		3.50%	3.50%
Commitment fee percentage			0.25%		0.25%
7.5% Term Loan due November 30, 2023 | Notes Payable, Other Payables
Debt Instrument [Line Items]
Principal amount										$ 2,000,000,000
Stated interest rate (as percent)					7.50%					7.50%
Long-term debt, gross					$ 139,000,000	$ 139,000,000
Fair value of long-term debt					$ 182,000,000	182,000,000
Debt forgiven						300,000,000
5.0% Daylight Term Loan Due October 15, 2024 | Notes Payable, Other Payables
Debt Instrument [Line Items]
Principal amount									$ 137,500,000
Stated interest rate (as percent)	5.00%		5.00%		5.00%
Long-term debt, gross	$ 78,000,000		$ 78,000,000		$ 78,000,000	98,000,000
Fair value of long-term debt	81,000,000		81,000,000		$ 84,000,000
4.0% Term Loan due December 31, 2021 | Notes Payable, Other Payables
Debt Instrument [Line Items]
Stated interest rate (as percent)					4.00%
Long-term debt, gross								$ 50,000,000
Financial Institution Credit Facilities | Line of Credit
Debt Instrument [Line Items]
Credit limit	65,000,000		65,000,000		$ 65,000,000	60,000,000
Letters of credit outstanding	31,000,000		31,000,000		35,000,000	31,000,000
Financial Institution Credit Facilities | Line of Credit | Revolving Credit Facility
Debt Instrument [Line Items]
Credit limit	15,000,000		15,000,000		15,000,000
Line of credit outstanding	$ 0		$ 0		$ 0	$ 0
Financial Institution Credit Facilities | Line of Credit | Revolving Credit Facility | LIBOR
Debt Instrument [Line Items]
Variable rate percentage			0.50%		0.50%